UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number      811-09583
                                                     -----------------

                           UBS Eucalyptus Fund, L.L.C.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 11th Floor
                               New York, NY 10019
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                     1285 Avenue of the Americas, 11th Floor
                               New York, NY 10019
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                            --------------------

                      Date of fiscal year end: December 31
                                               -------------------

                    Date of reporting period: March 31, 2010
                                              --------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                                                                               UBS EUCALYPTUS FUND, L.L.C.
                                                                         SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                               (UNAUDITED)
----------------------------------------------------------------------------------------------------------
                                                                                            MARCH 31, 2010

               INVESTMENTS IN SECURITIES (134.13%)

   PAR ($)                                                                                     FAIR VALUE
----------------------------------------------------------------------------------------------------------
               CORPORATE BONDS (3.06%)
               MEDICAL - BIOMEDICAL/GENETICS (1.19%)
     596,700   Incyte Corp., 4.75%, 10/01/15 (a)                                             $   1,061,380
     708,868   Qhp Royalty Sub LLC, 10.25%, 03/15/15 (a)                                           719,501
                                                                                             -------------
                                                                                                 1,780,881
                                                                                             -------------
               MEDICAL - DRUGS (1.87%)
   1,066,448   Cinacalcet Royalty Sub LLC, 15.50%, 03/30/17 (a)                                    906,480
   2,514,259   Rotavax Royalty Sub LLC, 5.534%, 10/15/14 *, (a)                                  1,885,694
                                                                                             -------------
                                                                                                 2,792,174
                                                                                             -------------
               TOTAL CORPORATE BONDS (Cost $4,687,613)                                           4,573,055
                                                                                             -------------

   SHARES                                                                                      FAIR VALUE
----------------------------------------------------------------------------------------------------------
               COMMON STOCK (127.85%)
               DENTAL SUPPLIES & EQUIPMENT (1.55%)
     120,000   Align Technology, Inc. *, (b)                                                     2,320,800
                                                                                             -------------
               DIAGNOSTIC EQUIPMENT (0.74%)
     150,000   Affymetrix, Inc. *, (b)                                                           1,101,000
                                                                                             -------------
               DIAGNOSTIC KITS (0.21%)
      53,900   Orasure Technologies, Inc.                                                          319,627
                                                                                             -------------
               DRUG DELIVERY SYSTEMS (0.28%)
     310,500   Antares Pharma, Inc. *                                                              425,385
                                                                                             -------------
               INSTRUMENTS - SCIENTIFIC (3.56%)
     103,500   Thermo Fisher Scientific, Inc. *, (b)                                             5,324,040
                                                                                             -------------
               MEDICAL - BIOMEDICAL/GENETICS (43.94%)
     116,000   Amgen, Inc. *, (b)                                                                6,941,150
      62,500   Anadys Pharmaceuticals, Inc. *                                                      158,125
     152,800   Aveo Pharmaceuticals, Inc.                                                        1,375,200
     128,000   Celgene Corp. *, (b)                                                              7,930,880
      20,800   Clinical Data, Inc.                                                                 403,520
      90,000   Curis, Inc. *                                                                       276,300
     281,400   Cytokinetics, Inc. *, (b)                                                           900,480
     123,300   Dendreon Corp. *, (b)                                                             4,496,751
      58,800   Genmab A/S - (Denmark) *, (b), (c)                                                  741,159
     153,000   Genzyme Corp. *, (b)                                                              7,929,990
     179,000   Gilead Sciences, Inc. *, (b)                                                      8,139,130
   1,562,500   Hana Biosciences, Inc. *                                                            296,875
      72,200   Human Genome Sciences, Inc.                                                       2,180,440
      87,000   Illumina, Inc. *, (b)                                                             3,384,300
      62,000   Intermune, Inc. *, (b)                                                            2,763,340
     635,000   Lexicon Genetics, Inc.                                                              946,150
     173,000   Map Pharmaceuticals, Inc. *, (b)                                                  2,748,970
     421,211   Novelos Therapeutics, Inc.                                                           76,660
      89,700   Osi Pharmaceuticals, Inc. (b)                                                     5,341,635
     404,800   Supergen, Inc.                                                                    1,295,360
     257,800   The Medicines Co. *, (b)                                                          2,021,152

                                                                               UBS EUCALYPTUS FUND, L.L.C.
                                                             SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                                               (UNAUDITED)
----------------------------------------------------------------------------------------------------------
                                                                                            MARCH 31, 2010

   SHARES                                                                                      FAIR VALUE
----------------------------------------------------------------------------------------------------------
               COMMON STOCK (CONTINUED)
               MEDICAL - BIOMEDICAL/GENETICS (CONTINUED)
     132,500   Vertex Pharmaceuticals, Inc. (b)                                              $   5,415,275
                                                                                             -------------
                                                                                                65,762,842
                                                                                             -------------
               MEDICAL - DRUGS (44.02%)
      85,000   Actelion Ltd. - (Switzerland) (c)                                                 3,873,878
      84,000   Allergan, Inc. (b)                                                                5,486,880
     430,500   Bristol-Myers Squibb Co. (b)                                                     11,494,350
      60,600   Cadence Pharmaceuticals, Inc.                                                       553,278
      99,000   Cubist Pharmaceuticals, Inc. (b)                                                  2,231,460
     567,000   Elan Corp. PLC - (Ireland) *, (b), (c), (d)                                       4,297,860
     220,000   Endo Pharmaceuticals Holdings, Inc. *, (b)                                        5,211,800
     127,000   Merck & Co., Inc. (b)                                                             4,743,454
     128,000   Nichi-iko Pharmaceutical Co., Ltd. - (Japan) (b), (c)                             3,598,630
     505,000   Pfizer, Inc. (b)                                                                  8,660,750
      13,000   Pharmasset, Inc.                                                                    348,400
      39,000   Roche Holding AG - (Switzerland) (b), (c)                                         6,336,041
     528,100   Santarus, Inc. *                                                                  2,841,178
      81,000   Shire PLC - (Ireland) (b), (c), (d)                                               5,346,810
     605,775   Skyepharma PLC - (United Kingdom) *, (c)                                            422,694
      51,200   Somaxon Pharmaceuticals, Inc.                                                       443,392
                                                                                             -------------
                                                                                                65,890,855
                                                                                             -------------
               MEDICAL - GENERIC DRUGS (9.64%)
     215,000   Nippon Chemiphar Co., Ltd. - (Japan) (c)                                            598,245
      36,000   Perrigo Company (b)                                                               2,113,920
      52,000   Sawai Pharmaceutical Co., Ltd. - (Japan) (b), (c)                                 3,394,692
      85,000   Teva Pharmaceutical Industries, Ltd. - (Israel) (b), (c), (d)                     5,361,800
      58,000   Towa Pharmaceutical Co., Ltd. - (Japan) (b), (c)                                  2,954,623
                                                                                             -------------
                                                                                                14,423,280
                                                                                             -------------
               MEDICAL - HMO (2.10%)
      20,500   Aetna, Inc. (b)                                                                     719,755
      23,200   CIGNA Corp. (b)                                                                     848,656
      20,700   United Health Group, Inc. (b)                                                       676,269
      14,000   Wellpoint, Inc. *, (b)                                                              901,320
                                                                                             -------------
                                                                                                 3,146,000
                                                                                             -------------
               MEDICAL INSTRUMENTS (2.12%)
      67,000   Medtronic, Inc. (b)                                                               3,017,010
      68,700   Solta Medical, Inc.                                                                 147,705
                                                                                             -------------
                                                                                                 3,164,715
                                                                                             -------------
               MEDICAL LASER SYSTEMS (0.23%)
      31,100   Cynosure, Inc. *                                                                    349,564
                                                                                             -------------
               MEDICAL PRODUCTS (7.35%)
     108,000   Johnson & Johnson (b)                                                             7,041,600
      16,800   NMT Medical, Inc.                                                                    76,104
      10,000   Orthofix International NV.                                                          363,800
      43,000   Syneron Medical, Ltd. - (Israel) *, (c)                                             469,990
     197,400   Tomotherapy, Inc.                                                                   673,134

                                                                               UBS EUCALYPTUS FUND, L.L.C.
                                                             SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                                               (UNAUDITED)
----------------------------------------------------------------------------------------------------------
                                                                                            MARCH 31, 2010

   SHARES                                                                                      FAIR VALUE
----------------------------------------------------------------------------------------------------------
               COMMON STOCK (CONTINUED)
               MEDICAL PRODUCTS (CONTINUED)
      40,000   Zimmer Holdings, Inc. *, (b)                                                  $   2,368,000
                                                                                             -------------
                                                                                                10,992,628
                                                                                             -------------
               THERAPEUTICS (12.11%)
     317,400   Alexza Pharmaceuticals, Inc. *                                                      852,219
     600,000   Allos Therapeutics, Inc. *, (b)                                                   4,458,000
     145,000   Biomarin Pharmaceutical, Inc. *, (b)                                              3,388,650
     533,900   Pharmacyclics, Inc. *                                                             3,331,536
     239,000   Warner Chilcott PLC - (Ireland) (b), (c), (d)                                     6,099,280
                                                                                             -------------
                                                                                                18,129,685
                                                                                             -------------
               TOTAL COMMON STOCK (Cost $174,678,509)                                          191,350,421
                                                                                             -------------
               PREFERRED STOCKS (1.83%)
               MEDICAL - BIOMEDICAL/GENETICS (0.09%)
          10   Novelos Therapeutics, Inc. *, (a)                                                   134,766
                                                                                             -------------
               MEDICAL - GENERIC DRUGS (1.74%)
       1,905   Mylan, Inc. (b)                                                                   2,607,126
                                                                                             -------------
               TOTAL PREFERRED STOCKS (Cost $2,039,302)                                          2,741,892
                                                                                             -------------
               WARRANTS (0.30%)
               MEDICAL - BIOMEDICAL/GENETICS (0.14%)
      91,000   Anadys Pharmaceuticals, Inc., $2.75, 06/09/14 *                                      70,070
     600,000   Hana Biosciences, Inc., $0.01, 10/07/16 *                                           108,000
     250,000   Hana Biosciences, Inc., $0.60, 10/07/16 *                                            35,000
     330,000   Targeted Genetics Corp., $3.25, 06/22/12 *                                            3,300
                                                                                             -------------
                                                                                                   216,370
                                                                                             -------------
               MEDICAL - DRUGS (0.00%)
      43,750   Oscient Pharmaceutical Corp., $2.22, 04/06/11 *                                          --
                                                                                             -------------
               MEDICAL LABS & TESTING SERVICES (0.00%)
          45   Orchid Biosciences, Inc., $21.70, 07/24/11                                               --
          45   Orchid Biosciences, Inc., $23.50, 09/20/11                                               --
         120   Orchid Biosciences, Inc., $8.05, 12/12/11                                                --
                                                                                             -------------
                                                                                                        --
                                                                                             -------------
               THERAPEUTICS (0.16%)
     243,000   Alexza Pharmaceuticals, Inc., $2.77, 10/05/16 *                                     238,140
                                                                                             -------------
               TOTAL WARRANTS (Cost $215,750)                                                      454,510
                                                                                             -------------

  NUMBER OF
  CONTRACTS                                                                                    FAIR VALUE
----------------------------------------------------------------------------------------------------------
               PURCHASED OPTIONS (1.09%)
               EXCHANGE TRADED FUND (0.02%)
         365   Spdr S&P 500 ETF Trust 04/17/10 $116 Put                                             33,763
                                                                                             -------------
               MEDICAL - BIOMEDICAL/GENETICS (0.25%)
         335   Amag Pharmaceuticals, Inc., 04/17/10 $42.50 Call                                      3,350
         440   Celgene Corporation 07/17/10 $65 Call                                               116,600

                                                                               UBS EUCALYPTUS FUND, L.L.C.
                                                             SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                                               (UNAUDITED)
----------------------------------------------------------------------------------------------------------
                                                                                            MARCH 31, 2010

  NUMBER OF
  CONTRACTS                                                                                    FAIR VALUE
----------------------------------------------------------------------------------------------------------
               PURCHASED OPTIONS (CONTINUED)
               MEDICAL - BIOMEDICAL/GENETICS (CONTINUED)
         845   United Therapeutics Corporation 5/22/2010 $55 Put                             $     249,275
                                                                                             -------------
                                                                                                   369,225
                                                                                             -------------
               MEDICAL - DRUGS (0.24%)
         335   Biovail Corp., 07/17/10 $17.50 Call                                                  25,125
         335   Eli Lilly And Company 04/17/10 $37.50 Call                                           45,393
         400   Endo Pharmaceuticals Holdings, Inc., 04/17/10 $22.50 Call                            54,000
         355   Pfizer, Inc., 6/19/2010 $19 Call                                                      4,438
         350   Shionogi & Co.,08/12/10 1789.0115 Put - (Japan) (c)                                  42,973
         430   Shire PLC 07/17/10 $65 Call                                                         184,900
                                                                                             -------------
                                                                                                   356,829
                                                                                             -------------
               MEDICAL - GENERIC DRUGS (0.27%)
         435   Perrigo Company 5/22/10 $50.00 Call                                                 404,550
                                                                                             -------------
               MEDICAL INSTRUMENTS (0.01%)
         670   Boston Scientific Corporation 04/17/10 $7 Call                                       23,450
                                                                                             -------------
               OPTICAL SUPPLIES (0.28%)
         430   Alcon, Inc. 8/21/2010 $155 Call                                                     380,550
          55   Alcon, Inc., 01/22/11 $165 Call                                                      35,200
                                                                                             -------------
                                                                                                   415,750
                                                                                             -------------
               THERAPEUTICS (0.02%)
         275   Allos Therapeutics, Inc. 07/17/10 $7.50 Call                                         30,938
                                                                                             -------------
               TOTAL PURCHASED OPTIONS (Cost $1,437,727)                                         1,634,505
                                                                                             -------------
               TOTAL INVESTMENTS IN SECURITIES (Cost $183,058,901)                             200,754,383
                                                                                             -------------

   SHARES                                                                                      FAIR VALUE
----------------------------------------------------------------------------------------------------------
               SECURITIES SOLD, NOT YET PURCHASED ((32.76)%)
               COMMON STOCK SOLD, NOT YET PURCHASED ((28.60)%)
               DRUG DELIVERY SYSTEMS ((2.24)%)
     (74,100)  Alkermes, Inc. *                                                                   (961,077)
    (157,000)  Nektar Therapeutics *                                                            (2,387,970)
                                                                                             -------------
                                                                                                (3,349,047)
                                                                                             -------------
               MEDICAL - BIOMEDICAL/GENETICS ((7.46)%)
     (64,000)  Alnylam Pharmaceuticals, Inc. *                                                  (1,089,280)
     (56,000)  Arca Biopharma, Inc.                                                               (305,200)
     (35,000)  Bavarian Nordic A/S - (Denmark) (c)                                              (1,450,408)
    (117,600)  BioCryst Pharmaceuticals, Inc.                                                     (772,632)
    (201,800)  Exelixis, Inc. *                                                                 (1,224,926)
     (76,500)  Geron Corp. *                                                                      (434,520)
     (38,100)  Osi Pharmaceuticals, Inc. (b)                                                    (2,268,855)
    (236,200)  Prolatix Biotherapeutics, Inc. *                                                 (1,549,472)
     (13,500)  United Therapeutics Corp. *, (b)                                                   (746,955)
     (32,500)  Vertex Pharmaceuticals, Inc. (b)                                                 (1,328,275)
                                                                                             -------------
                                                                                               (11,170,523)
                                                                                             -------------

                                                                               UBS EUCALYPTUS FUND, L.L.C.
                                                             SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                                               (UNAUDITED)
----------------------------------------------------------------------------------------------------------
                                                                                            MARCH 31, 2010

   SHARES                                                                                      FAIR VALUE
----------------------------------------------------------------------------------------------------------
               COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
               MEDICAL - DRUGS ((15.85)%)
     (72,000)  AstraZeneca PLC - (United Kingdom) (c)                                        $  (3,209,878)
     (60,000)  Auxilium Pharmaceuticals, Inc. *                                                 (1,869,600)
    (124,600)  Cadence Pharmaceuticals, Inc.                                                    (1,137,598)
    (120,000)  Chugai Pharmaceutical Co., Ltd. - (Japan) (c)                                    (2,257,705)
    (126,000)  Cytori Therapeutics, Inc.                                                          (574,560)
     (92,000)  Daiichi Sankyo Co., Ltd. - (Japan) (c)                                           (1,724,015)
    (120,000)  Eli Lilly & Co.                                                                  (4,346,400)
    (131,000)  H. Lundbeck A/S - (Denmark) (c)                                                  (2,473,854)
     (50,000)  Novo Nordisk A/S - (Denmark) (c)                                                 (3,886,839)
    (118,000)  Shionogi & Co., Ltd. - (Japan) (c)                                               (2,245,334)
                                                                                             -------------
                                                                                               (23,725,783)
                                                                                             -------------
               MEDICAL - GENERIC DRUGS ((0.86)%)
     (21,800)  Perrigo Company                                                                  (1,280,096)
                                                                                             -------------
               MEDICAL INSTRUMENTS ((0.44)%)
      (1,900)  Intuitive Surgical, Inc.  *                                                        (661,447)
                                                                                             -------------
               OPTICAL SUPPLIES ((1.06)%)
     (24,700)  Essilor International SA - (France) (c)                                          (1,579,845)
                                                                                             -------------
               THERAPEUTICS ((0.69)%)
    (119,000)  Vivus, Inc.                                                                      (1,038,870)
                                                                                             -------------
               TOTAL COMMON STOCK SOLD, NOT YET PURCHASED (Proceeds $(41,880,866))             (42,805,611)
                                                                                             -------------
               EXCHANGE TRADED FUNDS SOLD, NOT YET PURCHASED ((4.16)%)
               STOCK INDEX ((4.16)%)
     (53,200)  SPDR Trust Series I                                                              (6,224,400)
                                                                                             -------------
               TOTAL EXCHANGE TRADED FUNDS SOLD, NOT YET PURCHASED (Proceeds $(5,402,925))      (6,224,400)
                                                                                             -------------
               TOTAL SECURITIES SOLD, NOT YET PURCHASED (Proceeds $(47,283,791))               (49,030,011)
                                                                                             -------------

                                                                                               FAIR VALUE
----------------------------------------------------------------------------------------------------------
               DERIVATIVE CONTRACTS (0.23%)

  NUMBER OF
  CONTRACTS                                                                                    FAIR VALUE
----------------------------------------------------------------------------------------------------------
               WRITTEN OPTIONS ((0.28)%)
               MEDICAL - BIOMEDICAL/GENETICS ((0.01)%)
        (335)  Amag Pharmaceuticals, Inc., 04/17/10 $37.50 Call                                    (13,400)
        (120)  Myriad Genetics, Inc., 04/17/10 $23 Put                                              (3,300)
                                                                                             -------------
                                                                                                   (16,700)
                                                                                             -------------
               MEDICAL - DRUGS ((0.05)%)
        (380)  Allergan, Inc., 04/17/10 $60 Put                                                     (1,900)
        (425)  Endo Pharmaceuticals Holdings, Inc., 7/17/2010 $17.50 Put                            (5,313)
        (430)  Merck & Co., Inc. 01/22/11 $45 Call                                                 (28,595)
        (390)  Pfizer, Inc., 6/19/2010 $17 Put                                                     (27,300)

                                                                               UBS EUCALYPTUS FUND, L.L.C.
                                                             SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                                               (UNAUDITED)
----------------------------------------------------------------------------------------------------------
                                                                                            MARCH 31, 2010

  NUMBER OF
  CONTRACTS                                                                                    FAIR VALUE
----------------------------------------------------------------------------------------------------------
               WRITTEN OPTIONS (CONTINUED)
               MEDICAL - DRUGS (CONTINUED)
        (350)  Shionogi & Co., 08/12/10 08/12/10 1506.5360 Put - (Japan) (c)                 $     (10,743)
                                                                                             -------------
                                                                                                   (73,851)
                                                                                             -------------
               MEDICAL - GENERIC DRUGS (0.00%)
        (435)  Perrigo Company 5/22/2010 $40 Put                                                    (2,175)
        (145)  Watson Pharmaceuticals, Inc., 5/22/10 $35 Put                                        (1,088)
                                                                                             -------------
                                                                                                    (3,263)
                                                                                             -------------
               MEDICAL PRODUCTS ((0.02)%)
        (305)  Covidien PLC 07/17/10 $47.50 Put                                                    (34,313)
                                                                                             -------------
               OPTICAL SUPPLIES ((0.15)%)
         (55)  Alcon, Inc., 01/22/11 $160 Put                                                      (52,800)
         (55)  Alcon, Inc., 01/22/11 $175 Call                                                     (14,988)
        (430)  Alcon, Inc., 8/21/2010 $145 Put                                                     (82,775)
        (430)  Alcon, Inc., 8/21/2010 $170 Call                                                    (72,025)
                                                                                             -------------
                                                                                                  (222,588)
                                                                                             -------------
               THERAPEUTICS ((0.05)%)
        (610)  Warner Chilcott Pls 10/16/10 $22.50 Put                                             (76,250)
                                                                                             -------------
               TOTAL WRITTEN OPTIONS (Proceeds $(781,302))                                        (426,965)
                                                                                             -------------

  NOTIONAL
 AMOUNT ($)                                                                                    FAIR VALUE
----------------------------------------------------------------------------------------------------------
               SWAPS (0.51%)
                                                                                             -------------
  39,577,964   Equity Swap, long exposure                                                          905,419
                                                                                             -------------
 (11,527,783)  Equity Swap, short exposure                                                        (143,685)
                                                                                             -------------
               TOTAL SWAPS --                                                                      761,734
                                                                                             -------------
               TOTAL DERIVATIVE CONTRACTS (Proceeds $(781,302))                                    334,769
                                                                                             -------------
   TOTAL INVESTMENTS IN SECURITIES, SECURITIES SOLD, NOT YET PURCHASED AND DERIVATIVE
   CONTRACTS -- 101.60%                                                                        152,059,141
                                                                                             -------------
   OTHER LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.60)%                                       (2,389,066)
                                                                                             -------------
   TOTAL MEMBERS' CAPITAL -- 100.00%                                                         $ 149,670,075
                                                                                             =============

Percentages shown represent a percentage of members' capital as of March 31, 2010.

*    Non-income producing security.
(a)  Restricted security - private investment valued at fair value.
(b)  Partially or wholly held  ($154,599,846  total market value) in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
(c)  Foreign.
(d)  American Depository Receipt.

                                                                               UBS EUCALYPTUS FUND, L.L.C.
                                                             SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                                               (UNAUDITED)
----------------------------------------------------------------------------------------------------------
                                                                                            MARCH 31, 2010

EQUITY SWAPS

UBS EUCALYPTUS FUND,  L.L.C. HAD THE FOLLOWING OPEN EQUITY SWAPS AS OF MARCH 31, 2010:

    Notional       Maturity                                Description                                         Unrealized
     Amount          Date                                  -----------                                Appreciation/(Depreciation)
    --------       --------                                                                           ---------------------------
      Sell             *      Agreement  with  Goldman  Sachs & Co., to pay the total return of the
$(11,527,783.00)              Orbimed  Custom  Index  Modified  Short Hedge in an  exchange  for an amount to be paid monthly, equal to the USD LIBOR-BBA Monthly plus 65
                              bps.                                                                            $ (143,685)

      Buy              *      Agreement  with  Goldman  Sachs & Co., to receive the total return of
 $36,347,769.00               the AMEX  Healthcare  Select IX Index in an exchange for an amount to
                              be paid monthly, equal to the USD LIBOR-BBA Monthly plus 30 bps.                $ (281,020)

      Buy              *      Agreement  with  Goldman  Sachs & Co., to receive the total return of
 $3,230,195.00                the GS HMO Basket in an  exchange  for an amount to be paid  monthly,
                              equal to the USD LIBOR-BBA Monthly plus 40 bps.                                 $1,186,439
                                                                                                              ----------
                                                                                                              $  761,734
                                                                                                              ==========

------------
* Perpetual maturity.  Resets monthly.

The following is a summary of the inputs used in valuing the Fund's  investments at fair value. The inputs or methodology  used for valuing  securities are not necessarily an indication of the risk associated with investing in those securities.

                                                                               UBS EUCALYPTUS FUND, L.L.C.
                                                             SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                                               (UNAUDITED)
----------------------------------------------------------------------------------------------------------
                                                                                            MARCH 31, 2010

ASSETS TABLE
------------------------------------------------------------------------------------------------
                                                                        LEVEL 2        LEVEL 3
                                         TOTAL FAIR       LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                          VALUE AT        QUOTED       OBSERVABLE   UNOBSERVABLE
DESCRIPTION                              03/31/2010       PRICES         INPUTS        INPUTS
------------------------------------------------------------------------------------------------
Investments in Securities
   Corporate Bonds
      Medical - Biomedical/Genetics     $  1,780,881   $         --    $       --    $1,780,881
      Medical - Drugs                      2,792,174             --            --     2,792,174
                                        --------------------------------------------------------
   TOTAL CORPORATE BONDS                   4,573,055             --            --     4,573,055
                                        --------------------------------------------------------
   Common Stock
      Dental Supplies & Equipment          2,320,800      2,320,800            --            --
      Diagnostic Equipment                 1,101,000      1,101,000            --            --
      Diagnostic Kits                        319,627        319,627            --            --
      Drug Delivery Systems                  425,385        425,385            --            --
      Instruments - Scientific             5,324,040      5,324,040            --            --
      Medical - Biomedical/Genetics       65,762,842     65,762,842            --            --
      Medical - Drugs                     65,890,855     65,890,855            --            --
      Medical - Generic Drugs             14,423,280     14,423,280            --            --
      Medical - HMO                        3,146,000      3,146,000            --            --
      Medical Instruments                  3,164,715      3,164,715            --            --
      Medical Laser Systems                  349,564        349,564            --            --
      Medical Products                    10,992,628     10,992,628            --            --
      Therapeutics                        18,129,685     18,129,685            --            --
                                        --------------------------------------------------------
   TOTAL COMMON STOCK                    191,350,421    191,350,421            --            --
                                        --------------------------------------------------------
   Preferred Stocks
      Medical - Biomedical/Genetics          134,766             --       134,766            --
      Medical - Generic Drugs              2,607,126      2,607,126            --            --
                                        --------------------------------------------------------
   TOTAL PREFERRED STOCKS                  2,741,892      2,607,126       134,766            --
                                        --------------------------------------------------------
   Warrants
      Medical - Biomedical/Genetics          216,370             --       216,370            --
      Medical - Drugs                             --             --            --            --
      Medical Labs & Testing Services             --             --            --            --
      Therapeutics                           238,140             --       238,140            --
                                        --------------------------------------------------------
   TOTAL WARRANTS                            454,510             --       454,510            --
                                        --------------------------------------------------------
   Purchased Options
      Exchange Traded Fund                    33,763         33,763            --            --
      Medical - Biomedical/Genetics          369,225        369,225            --            --
      Medical - Drugs                        356,829        356,829            --            --
      Medical - Generic Drugs                404,550        404,550            --            --
      Medical Instruments                     23,450         23,450            --            --
      Optical Supplies                       415,750        415,750            --            --
      Therapeutics                            30,938         30,938            --            --
                                        --------------------------------------------------------
   TOTAL PURCHASED OPTIONS                 1,634,505      1,634,505            --            --
                                        --------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES         $200,754,383   $195,592,052    $  589,276    $4,573,055
                                        --------------------------------------------------------
Derivative Contracts Swaps                   905,419             --       905,419            --
                                        --------------------------------------------------------
TOTAL DERIVATIVE CONTRACTS              $    905,419   $         --    $  905,419    $       --
                                        ========================================================
TOTAL ASSETS                            $201,659,802   $195,592,052    $1,494,695    $4,573,055
                                        --------------------------------------------------------

                                                                               UBS EUCALYPTUS FUND, L.L.C.
                                                             SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                                               (UNAUDITED)
----------------------------------------------------------------------------------------------------------
                                                                                            MARCH 31, 2010

LIABILITIES TABLE

-----------------------------------------------------------------------------------------------------------------
                                                                                         LEVEL 2        LEVEL 3
                                                          TOTAL FAIR       LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                                           VALUE AT        QUOTED       OBSERVABLE   UNOBSERVABLE
DESCRIPTION                                               03/31/2010       PRICES         INPUTS        INPUTS
-----------------------------------------------------------------------------------------------------------------
Securities Sold, Not Yet Purchased
   Common Stock Sold, Not Yet Purchased
      Drug Delivery Systems                              $ (3,349,047)  $ (3,349,047)   $      --         $--
      Medical - Biomedical/Genetics                       (11,170,523)   (11,170,523)          --          --
      Medical - Drugs                                     (23,725,783)   (23,725,783)          --          --
      Medical - Generic Drugs                              (1,280,096)    (1,280,096)          --          --
      Medical Instruments                                    (661,447)      (661,447)          --          --
      Optical Supplies                                     (1,579,845)    (1,579,845)          --          --
      Therapeutics                                         (1,038,870)    (1,038,870)          --          --
                                                         --------------------------------------------------------
   TOTAL COMMON STOCK SOLD, NOT YET PURCHASED             (42,805,611)   (42,805,611)          --          --
                                                         --------------------------------------------------------
   Exchange Traded Funds Sold, Not Yet Purchased
      Stock Index                                          (6,224,400)    (6,224,400)          --          --
                                                         --------------------------------------------------------
   TOTAL EXCHANGE TRADED FUNDS SOLD, NOT YET PURCHASED     (6,224,400)    (6,224,400)          --          --
                                                         --------------------------------------------------------
TOTAL SECURITIES SOLD, NOT YET PURCHASED                 $(49,030,011)  $(49,030,011)   $      --         $--
                                                         --------------------------------------------------------
Derivative Contracts
   Written Options
      Medical - Biomedical/Genetics                           (16,700)       (16,700)          --          --
      Medical - Drugs                                         (73,851)       (73,851)          --          --
      Medical - Generic Drugs                                  (3,263)        (3,263)          --          --
      Medical Products                                        (34,313)       (34,313)          --          --
      Optical Supplies                                       (222,588)      (222,588)          --          --
      Therapeutics                                            (76,250)       (76,250)          --          --
                                                         --------------------------------------------------------
   TOTAL WRITTEN OPTIONS                                     (426,965)      (426,965)          --          --
                                                         --------------------------------------------------------
   Swaps                                                     (143,685)            --     (143,685)         --
                                                         --------------------------------------------------------
TOTAL DERIVATIVE CONTRACTS                               $   (570,650)  $   (426,965)   $(143,685)        $--
                                                         --------------------------------------------------------
TOTAL LIABILITIES                                        $(49,600,661)  $(49,456,976)   $(143,685)        $--
                                                         --------------------------------------------------------

                                                                                                   March 31, 2010
Investments in Securities - By Country                                         Percentage of Members' Capital (%)
--------------------------------------                                         ----------------------------------
   United States                                                                                           84.89%
   Ireland                                                                                                 10.51%
   Switzerland                                                                                              6.82%
   Israel                                                                                                   3.90%
   Japan                                                                                                    2.91%
   France                                                                                                  (1.06%)
   United Kingdom                                                                                          (1.87%)
   Denmark                                                                                                 (4.73%)

                                                                                                   March 31, 2010
Investments in Derivative Contracts - By Country                               Percentage of Members' Capital (%)
------------------------------------------------                               ----------------------------------
   United States                                                                                            0.23%

                                                                               UBS EUCALYPTUS FUND, L.L.C.
                                                             SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                                               (UNAUDITED)
----------------------------------------------------------------------------------------------------------
                                                                                            MARCH 31, 2010

The following is a reconciliation of assets in which significant  unobservable  inputs (Level 3) were used in determining fair value:

                                                                     CHANGE IN
                               BALANCE AS OF   ACCRUED   REALIZED    UNREALIZED       NET      TRANSFERS IN   BALANCE AS
                                DECEMBER 31,  DISCOUNTS    GAIN/   APPRECIATION/  PURCHASES/  AND/OR OUT OF  OF MARCH 31,
             DESCRIPTION            2009      /PREMIUMS   (LOSS)    DEPRECIATION    (SALES)      LEVEL 3         2010
-------------------------------------------------------------------------------------------------------------------------
Investments in Securities
CORPORATE BONDS

Medical - Biomedical/Genetics    $1,525,318     $  173    $   --     $ 286,522    $ (31,132)       $--        $1,780,881
Medical - Drugs                   3,225,679      6,087     3,261      (228,642)    (214,211)                   2,792,174
                               ------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS            $4,750,997     $6,260    $3,261     $  57,880    $(245,343)       $--        $4,573,055
                               ------------------------------------------------------------------------------------------
                               ------------------------------------------------------------------------------------------
ENDING BALANCE                   $4,750,997     $6,260    $3,261     $  57,880    $(245,343)       $--        $4,573,055
                               ------------------------------------------------------------------------------------------

     Net change in unrealized  appreciation/(depreciation) on Level 3 assets and liabilities still held as of March 31, 2010 is $57,880.

PORTFOLIO VALUATION

The Fund values its investments in accordance with U.S. generally accepted  accounting  principles at fair value which is the price that would be  received  to sell an asset or paid to  transfer a liability  in an orderly transaction between market participants at the measurement date.

Various inputs are used in determining  the fair value of the Fund's  investments  which are summarized in the three broad levels listed below.

LEVEL 1--quoted prices in active markets for identical securities.

LEVEL 2--other  significant  observable inputs (including quoted prices for similar  securities,  interest rates, prepayment spreads, credit risk, etc.)

LEVEL 3--significant  unobservable inputs (including the Fund's own assumptions and indicative non-binding broker quotes in determining the fair value of investments.)

The Fund  recognizes  transfers  into and out of the levels  indicated  above at the end of the  reporting period.  There were no such  transfers  for the three months  ending  March 31, 2010.  Please refer to the
December 31, 2009 financial statements for full disclosure on the Fund's portfolio valuation methodology.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) UBS Eucalyptus Fund, L.L.C.
             -------------------------------------------------------------------


By (Signature and Title)* /s/ Michael Perry
                          ------------------------------------------------------
                          Michael Perry, Principal Executive Officer

Date                      May 26, 2010
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Michael Perry
                          ------------------------------------------------------
                          Michael Perry, Principal Executive Officer

Date                      May 26, 2010
     ---------------------------------------------------------------------------


By (Signature and Title)* /s/ Robert Aufenanger
                          ------------------------------------------------------
                          Robert Aufenanger, Principal Financial Officer

Date                      May 26, 2010
     ---------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.